Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total Company's Shareholders' Equity Impact of change in accounting policy	Total Company's Shareholders' Equity Adjusted balance	Total Company's Shareholders' Equity	Ordinary Shares Adjusted balance	Ordinary Shares	Additional Paid-in Capital Adjusted balance	Additional Paid-in Capital	Accumulated Losses Impact of change in accounting policy	Accumulated Losses Adjusted balance	Accumulated Losses	Accumulated Other Comprehensive Income(Loss) Adjusted balance	Accumulated Other Comprehensive Income(Loss)	Non-controlling Interests Impact of change in accounting policy	Non-controlling Interests Adjusted balance	Non-controlling Interests	Impact of change in accounting policy	Adjusted balance	Total
Balance at Dec. 31, 2017			$ 460,653		$ 66,447		$ 496,960			$ (108,184)		$ 5,430			$ 23,230			$ 483,883
Balance (in shares) at Dec. 31, 2017					664,470
Increase (Decrease) in Stockholders' Equity
Net (loss)/income			(74,805)							(74,805)					3,519			(71,286)
Issuances in relation to share option exercises			3,163		$ 211		2,952											3,163
Issuances in relation to share option exercises (in shares)					2,107
Share-based compensation - share options			7,885				7,885								18			7,903
Share-based compensation - Long-term incentive plan ("LTIP")			3,224				3,224								9			3,233
Share-based compensation			11,109				11,109								27			11,136
LTIP-treasury shares acquired and held by Trustee			(5,451)				(5,451)											(5,451)
Dividends declared to non-controlling shareholder of a subsidiaries															(2,564)			(2,564)
Transfer between reserves							15			(15)
Foreign currency translation adjustments			(5,673)									(5,673)			(953)			(6,626)
Balance at Dec. 31, 2018	$ (655)	$ 388,341	388,996	$ 66,658	$ 66,658	$ 505,585	505,585	$ (655)	$ (183,659)	(183,004)	$ (243)	(243)	$ (16)	$ 23,243	23,259	$ (671)	$ 411,584	412,255
Balance (in shares) at Dec. 31, 2018				666,577	666,577
Increase (Decrease) in Stockholders' Equity
Net (loss)/income			(106,024)							(106,024)					2,345			(103,679)
Issuances in relation to share option exercises			251		$ 33		218											251
Issuances in relation to share option exercises (in shares)					329
Share-based compensation - share options			7,157				7,157								16			7,173
Share-based compensation - Long-term incentive plan ("LTIP")			2,239				2,239								12			2,251
Share-based compensation			9,396				9,396								28			9,424
LTIP-treasury shares acquired and held by Trustee			(346)				(346)											(346)
Transfer between reserves							51			(51)
Foreign currency translation adjustments			(3,606)									(3,606)			(725)			(4,331)
Balance at Dec. 31, 2019			288,012		$ 66,691		514,904			(289,734)		(3,849)			24,891			312,903
Balance (in shares) at Dec. 31, 2019					666,906
Increase (Decrease) in Stockholders' Equity
Net (loss)/income			(125,730)							(125,730)					10,213			(115,517)
Issuance in relation to public offering			118,341		$ 2,366		115,975											118,341
Issuance in relation to public offering (in shares)					23,669
Issuances in relation to private investment in public equity ("PIPE")			200,000		$ 3,667		196,333											200,000
Issuances in relation to private investment in public equity ("PIPE") (in shares)					36,667
Issuance costs			(8,317)				(8,317)											(8,317)
Issuances in relation to share option exercises			593		$ 48		545											593
Issuances in relation to share option exercises (in shares)					480
Share-based compensation - share options			8,727				8,727								10			8,737
Share-based compensation - Long-term incentive plan ("LTIP")			7,203				7,203								16			7,219
Share-based compensation			15,930				15,930								26			15,956
LTIP-treasury shares acquired and held by Trustee			(12,904)				(12,904)											(12,904)
Dividends declared to non-controlling shareholder of a subsidiaries															(1,462)			(1,462)
Purchase of additional interests in a subsidiary of an equity investee (Note 12)			(139)				(52)			(83)		(4)			(35)			(174)
Transfer between reserves							44			(44)
Foreign currency translation adjustments			8,330									8,330			1,200			9,530
Balance at Dec. 31, 2020			$ 484,116		$ 72,772		$ 822,458			$ (415,591)		$ 4,477			$ 34,833			$ 518,949
Balance (in shares) at Dec. 31, 2020					727,722